Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Collection Period Start	1-Sep-17	Distribution Date	16-Oct-17
Collection Period End	30-Sep-17	30/360 Days	30
Beg. of Interest Period	15-Sep-17	Actual/360 Days	31
End of Interest Period	16-Oct-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	175,693,126.56	155,030,105.33	0.1736337
Total Securities		892,857,285.72	175,693,126.57	155,030,105.34	0.1736337
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	197,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.400000%	252,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.580000%	75,000,000.00	32,835,840.85	12,172,819.62	0.1623043
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	20,663,021.23	43,233.86	275.5069497	0.5764515
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	20,663,021.23	43,233.86

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal	2,441,316.15
Monthly Interest	890,791.93

Total Monthly Payments	3,332,108.08
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	172,206.70
Aggregate Sales Proceeds Advance	8,658,538.88

Total Advances	8,830,745.58
Vehicle Disposition Proceeds:
Reallocation Payments	14,256,007.73
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	4,363,718.71
Excess Wear and Tear and Excess Mileage	226,296.11
Remaining Payoffs	0.00
Net Insurance Proceeds	289,454.61
Residual Value Surplus	624,072.97

Total Collections	31,922,403.79

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	9,458,720.00			648
Involuntary Repossession	46,942.00			4
Voluntary Repossession	16,794.00			2
Full Termination	4,714,564.73			423
Bankruptcty	18,987.00			1
Insurance Payoff		287,163.50		11
Customer Payoff			245,855.81	16
Grounding Dealer Payoff			2,830,906.25	185
Dealer Purchase			987,331.53	45

Total	14,256,007.73	287,163.50	4,064,093.59	1,335

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	10,298	205,207,296.65	7.00000%	175,693,126.56
Total Depreciation Received		(3,213,314.75)		(2,565,428.10)
Principal Amount of Gross Losses	(22)	(473,977.24)		(416,837.13)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(578)	(10,076,455.04)		(8,396,361.04)
Scheduled Terminations	(709)	(10,845,054.31)		(9,284,394.96)

Pool Balance—End of Period	8,989	180,598,495.31		155,030,105.33
Remaining Pool Balance
Lease Payment				16,942,689.78
Residual Value				138,087,415.55

Total				155,030,105.33

III. DISTRIBUTIONS

Total Collections				31,922,403.79
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				31,922,403.79
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				148,050.96
3. Reimbursement of Sales Proceeds Advance				9,526,767.21
4. Servicing Fee:
Servicing Fee Due				146,410.94
Servicing Fee Paid				146,410.94
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				9,821,229.11

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	43,233.86
Class A-4 Notes Monthly Interest Paid	43,233.86
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	43,233.86
Total Note and Certificate Monthly Interest Paid	43,233.86
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	22,057,940.82
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,663,021.23
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	20,663,021.23
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,394,919.59
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	4,464,286.43
Required Reserve Account Amount	13,392,859.29
Beginning Reserve Account Balance	13,392,859.29
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	13,392,859.29
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	1,394,919.59
Gross Reserve Account Balance	14,787,778.88
Remaining Available Collections Released to Seller	1,394,919.59
Total Ending Reserve Account Balance	13,392,859.29

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.11
Monthly Prepayment Speed			106%
Lifetime Prepayment Speed			68%

		$	units
Recoveries of Defaulted and Casualty Receivables		411,315.15
Securitization Value of Defaulted Receivables and Casualty Receivables		416,837.13	22
Aggregate Defaulted and Casualty Gain (Loss)		(5,521.98)
Pool Balance at Beginning of Collection Period		175,693,126.56
Net Loss Ratio
Current Collection Period		-0.0031%
Preceding Collection Period		0.0166%
Second Preceding Collection Period		0.0108%
Third Preceding Collection Period		0.0438%
Cumulative Net Losses for all Periods		0.1987%	1,774,034.67

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.94%	1,646,072.11	103
61-90 Days Delinquent	0.32%	555,988.68	38
91-120 Days Delinquent	0.09%	166,712.82	13
More than 120 Days	0.01%	13,967.20	1

Total Delinquent Receivables:	1.35%	2,382,740.81	155

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

60+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.42%	0.50%
Preceding Collection Period	0.44%	0.44%
Second Preceding Collection Period	0.29%	0.29%
Third Preceding Collection Period	0.25%	0.28%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	14,173,284.73	1,071
Securitization Value	14,339,575.46	1,071

Aggregate Residual Gain (Loss)	(166,290.73)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	331,004,471.73	25,069
Cumulative Securitization Value	353,852,568.38	25,069

Cumulative Residual Gain (Loss)	(22,848,096.65)

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	14,430,938.74
Reimbursement of Outstanding Advance	9,526,767.21
Additional Advances for current period	8,658,538.88

Ending Balance of Residual Advance	13,562,710.41

Beginning Balance of Payment Advance	400,560.55
Reimbursement of Outstanding Payment Advance	148,050.96
Additional Payment Advances for current period	172,206.70

Ending Balance of Payment Advance	424,716.29

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO